Share-Based Payments - Stock Option Activity (Detail) (Employee Stock Option [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2013		Feb. 25, 2014 Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period, shares	382,955,000
Granted, shares	45,013,000
Exercised, shares	(80,132,000)
Forfeited, shares	(5,904,000)
Canceled, shares	(42,279,000)		(42,000,000)
Outstanding, end of period, shares	299,653,000	[1]
Vested and expected to vest, end of period, shares	293,371,000	[2]
Exercisable, end of period, shares	163,061,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period, weighted-average exercise price per share	$ 24.00
Granted, weighted-average exercise price per share	$ 27.37
Exercised, weighted-average exercise price per share	$ 21.86
Forfeited, weighted-average exercise price per share	$ 21.93
Expired, weighted-average exercise price per share	$ 29.62		$ 37.15
Outstanding, end of period, weighted-average exercise price per share	$ 24.33	[1]
Vested and expected to vest, end of period, weighted-average exercise price per share	$ 24.32	[2]
Exercisable, end of period, weighted-average exercise price per share	$ 26.06
Outstanding, end of period, weighted-average remaining contractual term	5 years 3 months 15 days	[1]
Vested and expected to vest, end of period, weighted-average remaining contractual term	5 years 2 months 14 days	[2]
Exercisable, end of period, weighted-average remaining contractual term	2 years 10 months 8 days
Outstanding, end of period, aggregate intrinsic value	$ 2,166	[1],[3]
Vested and expected to vest, end of period, aggregate intrinsic value	2,129	[2],[3]
Exercisable, end of period, aggregate intrinsic value	$ 1,023	[3]

[1]	Includes approximately 42 million stock options which expired on February 25, 2014 at a grant price of $37.15, which were granted under the 2001 Stock Plan. These options will not be added back into the amount available for grants under the 2004 Stock Plan. However, expired or forfeited share-based payments under the 2004 Stock Plan will be added back to the amount available for grants.
[2]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[3]	Market price of underlying Pfizer common stock less exercise price.